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                                  EXHIBIT 99.1

                               DISTRIBUTION REPORT
                                       FOR
                          PPLUS TRUST (R) SERIES GSC-4

                                DISTRIBUTION DATE
                                 AUGUST 15, 2006

                         CLASS A CUSIP NUMBER 73941X 577
                         CLASS B CUSIP NUMBER 73941X 569

     (i) the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on the Goldman Sachs Capital 6.345% Capital Securities due February 15, 2034 (the "Underlying Securities"):

                     Interest:                        $856,575.00
                     Principal:                              0.00
                     Premium:                                0.00

     (ii) the amounts of compensation received by the Trustee, for the period relating to such Distribution Date:

                     Paid by the Trust:                     $0.00
                     Paid by the Depositor:             $1,000.00

     (iii) the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates of each such Class and the amount of aggregate unpaid interest accrued as of such Distribution Date:

           Class A:
                     Interest:                        $666,000.00
                     Principal:                             $0.00

           Class B:
                     Interest:                         $38,295.00
                     Principal:                              0.00

           Unpaid Interest Accrued:                          0.00



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     (iv) the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate or rates thereon at the close of business on such Distribution Date, and the current rating assigned to the Certificates.

                     Principal Amount:                $27,000,000
                     Interest Rate:                         6.345%
                     Rating:
                           Moody's Investor Service            A1
                           Standard & Poor's Rating Service    A-

     (v) the aggregate Certificate Principal Balance (or Notional Amount, if applicable) of each Class of such Series at the close of business on such Distribution Date.

                     Class A: ($25 Stated Amount)
                     Initial Principal Balance:    $27,000,000.00
                     Reduction:                                (0)
                                                   --------------
                     Principal Balance 08/15/06:   $27,000,000.00


                     Class B: ($25 Notional Amount)
                     Initial Principal Balance:    $27,000,000.00
                     Reduction:                                (0)
                                                   --------------
                     Principal Balance 08/15/06:   $27,000,000.00